Trade Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Trade Accounts Payable	At December 31 this account comprises:

	2016	2017
Unbilled services received	924,025	132,513
Invoices payable	350,559	1,250,586
Notes payable	2,033	69,947

	1,276,617	1,453,046